Note 7 - Financial results (Tables)	12 Months Ended
Dec. 31, 2023
Note 7 - Financial results
Disclosure of detailed information about financial income (cost) [text block]
	Year ended December 31,
	2023	2022	2021
Interest income	201,852	86,112	38,048
Net result on changes in FV of financial assets at FVPL	11,622	(6,092)	-
Finance income	213,474	80,020	38,048
Finance cost	(106,862)	(45,940)	(23,677)
Net foreign exchange transactions results	218,383	15,654	17,287
Net foreign exchange derivatives contracts results	(8,974)	(25,666)	(7,966)
Other	(95,044)	(30,108)	(1,026)
Other financial results, net	114,365	(40,120)	8,295
Net financial results	220,977	(6,040)	22,666